Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Revenues	$ 969	$ 0	$ 5,918	$ 0
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities			81,089,744
Annual Membership Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues			$ 1,418
Internet Chess Show [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues			$ 4,500
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years